TCW/DW GLOBAL TELECOM TRUST                       TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1998      NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

The six-month period ended November 30, 1998, was a tumultuous one for investing in international and technology stocks. In August we experienced a dramatic worldwide correction in the equity markets of a like not seen for several years. The deterioration of global economies such as in Asia spilled over into Latin America and Russia. However, quick-acting central banks throughout the world eased interest rates to offset an impending slowdown. Prognostications that the Asian flu would severely affect the U.S. economy by the third quarter were not borne out. Simply put, the domestic economy was affected, but not to the extent the market expected. The combination of a less draconian view of the U.S. economy coupled with the worldwide monetary easing sent the equity markets surging.

PERFORMANCE AND PORTFOLIO

Against this backdrop, TCW/DW Global Telecom Trust's Class B shares posted a total return of -4.87 percent for the six-month period ended November 30, 1998. During the same period, the broad-based Standard & Poor's 500 Index and the Lipper Telecommunications Funds Average returned 7.48 percent and 4.44 percent, respectively. The Fund's Class A, C and D shares had total returns of -4.63 percent, -4.87 percent and -4.48 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The Fund's underperformance relative to its peer group is primarily attributed to its concentration in small-capitalization stocks. Small-cap stocks were hit particularly hard during the summer's market correction as investors fled to the relative safety of larger, better-known names. During November and December, however, the Fund's smaller-cap holdings bolstered performance as this segment of the market rebounded sharply.

Following the market's sell-off, telecommunications turned into one of the market's bigger bounce-backs. The Fund took full advantage of this trend by adding several Internet stocks in October and November, which contributed strongly to its performance during the final months of 1998. Non-U.S. holdings, particularly those in Europe, contributed positively to the Fund's performance while also adding a degree of stability to the portfolio.

TCW/DW GLOBAL TELECOM TRUST
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1998, CONTINUED

The Fund's portfolio was well diversified both by geographic region and by industry throughout the six-month period under review. The United States, at
73.20 percent of assets, remained the Fund's single largest country allocation, with Japan (5.11 percent), the United Kingdom (4.67 percent), Israel (3.55 percent) and China (2.52 percent) rounding out the Fund's five largest country allocations. On November 30, 1998, the Fund's largest industry weightings were major U.S. telecommunications companies (19.61 percent), electronics -- semiconductors and components (5.72 percent), computer software and services (5.69 percent), electronic data processing (5.38 percent) and cellular telephone holdings (5.21 percent).

Among the Fund's largest holdings on November 30, 1998, were At Home Corporation, Cisco Systems, Nippon Telegraph and Telephone, Primus Telecommunication and Airtouch Communications.

LOOKING AHEAD

TCW Funds Management Inc., the Fund's investment adviser, continues to believe that stocks with the best fundamentals will, over time, outperform the broader markets. Accordingly, TCW believes that market sentiment may vacillate between the technology, financial and retail sectors, but over the long run the facts remain the same in that the fastest-growing, most profitably sustainable businesses are expected to outperform the market. The worldwide telecommunications industry is benefiting from tremendous secular changes such as deregulation, privatization and the explosion of the Internet. The long-term growth prospects for the industry remain intact and TCW continues to believe that this industry may offer greater profitability than others. TCW/DW Global Telecom Trust currently owns what TCW believes to be some of the best telecommunications companies with the most advanced technologies. Because of this strategic advantage, TCW remains optimistic regarding the long-term prospects for the Fund.

We appreciate your ongoing support of TCW/DW Global Telecom Trust and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

TCW/DW GLOBAL TELECOM TRUST
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1998 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (96.6%)
           CANADA (1.9%)
           ELECTRONIC DATA PROCESSING
 600,000   Sanga International
             Inc.* **.............................................................................  $  3,000,000
                                                                                                    ------------

           CHINA (2.5%)
           CELLULAR TELEPHONE
 100,000   China Telecom (Hong Kong) Ltd. (ADR)...................................................     3,956,250
                                                                                                    ------------

           ISRAEL (3.5%)
           TELECOMMUNICATIONS
  70,000   ECI Telecommunications Limited Designs.................................................     2,502,500
  60,000   Gilat Satellite Networks Ltd.*.........................................................     3,052,500
                                                                                                    ------------

           TOTAL ISRAEL...........................................................................     5,555,000
                                                                                                    ------------

           JAPAN (5.1%)
           CELLULAR TELEPHONE
   1,300   DDI Corp...............................................................................     4,222,493
                                                                                                    ------------
           UTILITIES - TELECOMMUNICATIONS
 100,000   Nippon Telegraph & Telephone Corp. (ADR)...............................................     3,787,500
                                                                                                    ------------

           TOTAL JAPAN............................................................................     8,009,993
                                                                                                    ------------

           MEXICO (2.5%)
           LEISURE TIME/EQUIPMENT
  61,400   Grupo Televisa S.A. (GDR)..............................................................     1,561,862
                                                                                                    ------------
           TELECOMMUNICATIONS
 276,000   Grupo Iusacell S.A. (Series L) (ADR)*..................................................     2,277,000
                                                                                                    ------------

           TOTAL MEXICO...........................................................................     3,838,862
                                                                                                    ------------

           NETHERLANDS (1.6%)
           ELECTRONIC DATA PROCESSING
  40,000   Philips Electronics N.V................................................................     2,532,500
                                                                                                    ------------
           POLAND (1.5%)
           MISCELLANEOUS
 500,000   Telekomunikacja Polska S.A. (GDR)*.....................................................     2,362,500
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

           SINGAPORE (0.1%)
           TELECOMMUNICATION EQUIPMENT
  30,000   Asia Pacific Wire & Cable Corp.*.......................................................  $    103,125
                                                                                                    ------------

           UNITED KINGDOM (4.7%)
           ELECTRIC UTILITIES: CENTRAL
 500,000   Independent Energy Holdings PLC (ADR)*.................................................     4,562,500
                                                                                                    ------------
           TELECOMMUNICATIONS
  80,000   Esat Telecom Group PLC (ADR)*..........................................................     2,760,000
                                                                                                    ------------

           TOTAL UNITED KINGDOM...................................................................     7,322,500
                                                                                                    ------------

           UNITED STATES (73.2%)
           BOOKS/MAGAZINE
  36,800   Time Warner Inc........................................................................     3,891,600
                                                                                                    ------------
           BROADCAST MEDIA
  46,600   Cox Communications, Inc. (Class A)*....................................................     2,455,237
  64,900   Tele-Communications Liberty Media Group (Class A)*.....................................     2,616,281
                                                                                                    ------------
                                                                                                       5,071,518
                                                                                                    ------------
           CABLE & TELECOMMUNICATIONS
 300,000   Primus Telecommunications Group, Inc.*.................................................     3,787,500
                                                                                                    ------------
           CABLE TELEVISION
  55,400   Viacom Inc. (Class A)*.................................................................     3,639,087
                                                                                                    ------------
           COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
  84,700   American Tower Corp. (Class A).........................................................     1,958,688
                                                                                                    ------------
           COMMUNICATIONS - EQUIPMENT & SOFTWARE
  61,950   Cisco Systems, Inc.*...................................................................     4,669,481
                                                                                                    ------------
           COMPUTER SOFTWARE
  40,800   Microsoft Corp.*.......................................................................     4,977,600
  49,200   VeriSign, Inc.*........................................................................     1,955,700
                                                                                                    ------------
                                                                                                       6,933,300
                                                                                                    ------------
           COMPUTER/VIDEO CHAINS
  39,500   Dell Computer Corp.*...................................................................     2,399,625
                                                                                                    ------------
           COMPUTERS COMMUNICATIONS
  93,500   3Com Corp.*............................................................................     3,617,281
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTERS SOFTWARE & SERVICES
  75,000   Rational Software Corp.*...............................................................  $  1,701,562
  72,800   Siebel Systems, Inc.*..................................................................     1,756,300
  28,400   Yahoo! Inc.*...........................................................................     5,451,025
                                                                                                    ------------
                                                                                                       8,908,887
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES
  49,000   America Online, Inc.*..................................................................     4,290,562
  43,000   Whittman-Hart, Inc.*...................................................................       946,000
                                                                                                    ------------
                                                                                                       5,236,562
                                                                                                    ------------
           ELECTRICAL PRODUCTS
 134,300   FORE Systems, Inc.*....................................................................     2,031,288
 300,000   Jinpan International Ltd.*.............................................................     1,087,500
                                                                                                    ------------
                                                                                                       3,118,788
                                                                                                    ------------
           ELECTRONIC COMPONENTS
  55,200   Xilinx, Inc.*..........................................................................     2,801,400
                                                                                                    ------------
           ELECTRONIC DATA PROCESSING
  83,200   Microchip Technology, Inc.*............................................................     2,896,400
                                                                                                    ------------
           ELECTRONICS - SEMICONDUCTORS/COMPONENTS
  57,600   Altera Corp.*..........................................................................     2,826,000
  29,500   Intel Corp.............................................................................     3,173,094
  47,800   Motorola, Inc..........................................................................     2,963,600
                                                                                                    ------------
                                                                                                       8,962,694
                                                                                                    ------------
           INTERNET SERVICES
  58,700   At Home Corp. (Series A)*..............................................................     3,411,938
  20,800   eBay Inc.*.............................................................................     4,108,000
  51,000   GeoCities*.............................................................................     1,533,188
                                                                                                    ------------
                                                                                                       9,053,126
                                                                                                    ------------
           SEMICONDUCTORS
  64,200   Maxim Integrated Products, Inc.*.......................................................     2,519,850
                                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT
  50,000   Vertex Communications Corp.*...........................................................       875,000
                                                                                                    ------------
           TELECOMMUNICATIONS
  60,000   AirTouch Communications, Inc.*.........................................................     3,431,250
  19,900   Amazon.com, Inc.*......................................................................     3,820,800
  30,800   Comcast Corp. (Class A Special)........................................................     1,493,800

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
 250,000   Euronet Services, Inc.*................................................................  $    906,250
 400,000   General DataComm Industries, Inc.*.....................................................     1,450,000
 155,500   Global Crossing Ltd.*..................................................................     5,889,563
  85,000   Global Telesystems Group, Inc.*........................................................     3,686,875
 200,000   ICO Global Communications Holdings Ltd.*...............................................     1,875,000
  32,600   Lucent Technologies, Inc...............................................................     2,805,638
  50,000   Pacific Gateway Exchange, Inc.*........................................................     2,237,500
 100,000   RSL Communications, Ltd. (Class A)*....................................................     2,262,500
 160,000   Tricom, S.A. (ADR)*....................................................................       840,000
                                                                                                    ------------
                                                                                                      30,699,176
                                                                                                    ------------
           UTILITIES - TELEPHONE
  65,400   Ameritech Corp.........................................................................     3,539,775
                                                                                                    ------------

           TOTAL UNITED STATES....................................................................   114,579,738
                                                                                                    ------------

TOTAL COMMON STOCKS
(IDENTIFIED COST $127,310,261) (a)........................................................   96.6 %   151,260,468

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    3.4       5,250,973
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 156,511,441
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $30,191,309 and the aggregate gross unrealized depreciation is $6,241,102, resulting in net unrealized appreciation of $23,950,207.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
SUMMARY OF INVESTMENTS NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Books/Magazine....................................................................  $  3,891,600       2.5  %
Broadcast Media...................................................................     5,071,518       3.3
Cable & Telecommunications........................................................     3,787,500       2.4
Cable Television..................................................................     3,639,087       2.3
Cellular Telephone................................................................     8,178,743       5.2
Communications - Equipment/Manufacturers..........................................     1,958,688       1.2
Communications - Equipment & Software.............................................     4,669,481       3.0
Computer Software.................................................................     6,933,300       4.4
Computer/Video Chains.............................................................     2,399,625       1.5
Computers Communications..........................................................     3,617,281       2.3
Computers Software & Services.....................................................     8,908,887       5.7
Diversified Commercial Services...................................................     5,236,562       3.4
Electric Utilities: Central.......................................................     4,562,500       2.9
Electrical Products...............................................................     3,118,788       2.0

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Electronic Components.............................................................  $  2,801,400       1.8  %
Electronic Data Processing........................................................     8,428,900       5.4
Electronics - Semiconductors/
  Components......................................................................     8,962,694       5.7
Internet Services.................................................................     9,053,126       5.8
Leisure Time/Equipment............................................................     1,561,862       1.0
Miscellaneous.....................................................................     2,362,500       1.5
Semiconductors....................................................................     2,519,850       1.6
Telecommunication Equipment.......................................................       978,125       0.6
Telecommunications................................................................    41,291,176      26.4
Utilities - Telecommunications....................................................     3,787,500       2.4
Utilities - Telephone.............................................................     3,539,775       2.3
                                                                                    ------------       ---
                                                                                    $151,260,468      96.6  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $127,310,261)..............................................................  $151,260,468
Cash..........................................................................................     6,985,654
Receivable for:
    Shares of beneficial interest sold........................................................       113,485
    Investments sold..........................................................................        40,824
    Interest..................................................................................        26,727
    Dividends.................................................................................        23,077
    Foreign withholding taxes reclaimed.......................................................        16,077
Deferred organizational expenses..............................................................        94,283
Prepaid expenses and other assets.............................................................        91,724
                                                                                                ------------
     TOTAL ASSETS.............................................................................   158,652,319
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     1,599,587
    Shares of beneficial interest repurchased.................................................       254,669
    Plan of distribution fee..................................................................       113,337
    Management fee............................................................................        76,424
    Investment advisory fee...................................................................        50,949
Accrued expenses and other payables...........................................................        45,912
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     2,140,878
                                                                                                ------------
     NET ASSETS...............................................................................  $156,511,441
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $123,488,585
Net unrealized appreciation...................................................................    23,950,835
Accumulated net investment loss...............................................................    (1,356,175)
Accumulated undistributed net realized gain...................................................    10,428,196
                                                                                                ------------
     NET ASSETS...............................................................................  $156,511,441
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................    $1,153,224
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        86,041
     NET ASSET VALUE PER SHARE................................................................        $13.40
                                                                                                ------------
                                                                                                ------------
    MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $14.14
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $154,693,027
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    11,640,293
     NET ASSET VALUE PER SHARE................................................................        $13.29
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $654,395
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        49,318
     NET ASSET VALUE PER SHARE................................................................        $13.27
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................       $10,795
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................           803
     NET ASSET VALUE PER SHARE................................................................        $13.44
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $11,531 foreign withholding tax)............................................  $    314,276
Interest......................................................................................        80,579
                                                                                                ------------

     TOTAL INCOME.............................................................................       394,855
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................         1,364
Plan of distribution fee (Class B shares).....................................................       668,478
Plan of distribution fee (Class C shares).....................................................         3,058
Management fee................................................................................       457,367
Investment advisory fee.......................................................................       304,911
Transfer agent fees and expenses..............................................................       121,221
Registration fees.............................................................................        53,315
Shareholder reports and notices...............................................................        24,582
Professional fees.............................................................................        24,556
Custodian fees................................................................................        23,175
Organizational expenses.......................................................................        17,235
Trustees' fees and expenses...................................................................        16,149
Foreign exchange provisional tax..............................................................         9,864
Other.........................................................................................         6,910
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     1,732,185
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (1,337,330)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
    Investments...............................................................................   (10,825,408)
    Foreign exchange transactions.............................................................        (9,937)
                                                                                                ------------

     NET LOSS.................................................................................   (10,835,345)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................     2,732,164
    Translation of other assets and liabilities denominated in foreign currencies.............           756
                                                                                                ------------

     NET APPRECIATION.........................................................................     2,732,920
                                                                                                ------------

     NET LOSS.................................................................................    (8,102,425)
                                                                                                ------------

NET DECREASE..................................................................................  $ (9,439,755)
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX      FOR THE YEAR
                                                                          MONTHS ENDED          ENDED
                                                                        NOVEMBER 30, 1998   MAY 31, 1998*
---------------------------------------------------------------------------------------------------------
                                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss...................................................    $ (1,337,330)     $  (1,969,236)
Net realized gain (loss)..............................................     (10,835,345)        28,180,765
Net change in unrealized appreciation.................................       2,732,920          7,811,784
                                                                        -----------------   -------------

     NET INCREASE (DECREASE)..........................................      (9,439,755)        34,023,313
                                                                        -----------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares........................................................        --                   (8,783)
Class B shares........................................................        --               (5,580,481)
Class C shares........................................................        --                  (12,951)
Class D shares........................................................        --                     (380)
                                                                        -----------------   -------------

     TOTAL DISTRIBUTIONS..............................................        --               (5,602,595)
                                                                        -----------------   -------------
Net increase (decrease) from transactions in shares of beneficial
  interest............................................................        (871,004)        16,161,166
                                                                        -----------------   -------------

     NET INCREASE (DECREASE)..........................................     (10,310,759)        44,581,884

NET ASSETS:
Beginning of period...................................................     166,822,200        122,240,316
                                                                        -----------------   -------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $1,356,175 AND
    $18,845, RESPECTIVELY)............................................    $156,511,441      $ 166,822,200
                                                                        -----------------   -------------
                                                                        -----------------   -------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED)

1. ORGANIZATIONAL AND ACCOUNTING POLICIES

TCW/DW Global Telecom Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in securities of domestic and foreign companies operating in all aspects of the telecommunications and information industries. The Fund was organized as a Massachusetts business trust on March 28, 1996 and commenced operations on August 28, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc., an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses in the amount of approximately $172,000 which has been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $7,857,213 at November 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of $251,289 and $104, respectively and received $3,865 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1998 aggregated $128,999,568 and $132,871,495, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                  FOR THE YEAR
                                                                          MONTHS ENDED                      ENDED
                                                                        NOVEMBER 30, 1998               MAY 31, 1998*
                                                                   ---------------------------   ---------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT         SHARES         AMOUNT
                                                                   -----------   -------------   -----------   -------------
CLASS A SHARES*
Sold.............................................................       34,146   $     471,885        70,641   $   1,010,003
Reinvestment of distributions....................................      --             --                 687           8,164
Redeemed.........................................................      (16,916)       (210,384)       (2,517)        (35,654)
                                                                   -----------   -------------   -----------   -------------
Net increase - Class A...........................................       17,230         261,501        68,811         982,513
                                                                   -----------   -------------   -----------   -------------

CLASS B SHARES
Sold.............................................................    1,246,097      16,516,889     2,865,878      38,687,349
Reinvestment of distributions....................................      --             --             444,412       5,270,720
Redeemed.........................................................   (1,438,032)    (17,793,473)   (2,172,212)    (29,334,428)
                                                                   -----------   -------------   -----------   -------------
Net increase (decrease) - Class B................................     (191,935)     (1,276,584)    1,138,078      14,623,641
                                                                   -----------   -------------   -----------   -------------

CLASS C SHARES
Sold.............................................................       15,979         219,106        43,731         598,390
Reinvestment of distributions....................................      --             --               1,064          12,611
Redeemed.........................................................       (6,726)        (75,027)       (4,730)        (66,384)
                                                                   -----------   -------------   -----------   -------------
Net increase - Class C...........................................        9,253         144,079        40,065         544,617
                                                                   -----------   -------------   -----------   -------------

CLASS D SHARES
Sold.............................................................      --             --                 771          10,015
Reinvestment of distributions....................................      --             --                  32             380
                                                                   -----------   -------------   -----------   -------------
Net increase - Class D...........................................      --             --                 803          10,395
                                                                   -----------   -------------   -----------   -------------
Net increase (decrease) in Fund..................................     (165,452)  $    (871,004)    1,247,757   $  16,161,166
                                                                   -----------   -------------   -----------   -------------
                                                                   -----------   -------------   -----------   -------------

---------------------

 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through May 31, 1998.

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

7. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $19,000 during fiscal 1998.

As of May 31, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

At November 30, 1998, there were no outstanding forward contracts.

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                         FOR THE SIX                                FOR THE PERIOD
                                                        MONTHS ENDED            FOR THE YEAR       AUGUST 28, 1996*
                                                     NOVEMBER 30, 1998++           ENDED               THROUGH
                                                         (UNAUDITED)          MAY 31, 1998**++       MAY 31, 1997
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............        $ 13.97                 $ 11.43              $ 10.00
                                                           ------                  ------               ------

Income (loss) from investment operations:
   Net investment loss............................          (0.11)                  (0.17)               (0.09)
   Net realized and unrealized gain (loss)........          (0.57)                   3.20                 1.52
                                                           ------                  ------               ------

Total income (loss) from investment operations....          (0.68)                   3.03                 1.43
                                                           ------                  ------               ------

Less distributions from net realized gain.........       --                         (0.49)             --
                                                           ------                  ------               ------

Net asset value, end of period....................        $ 13.29                 $ 13.97              $ 11.43
                                                           ------                  ------               ------
                                                           ------                  ------               ------

TOTAL RETURN+.....................................          (4.87)%(1)              27.30%               14.30%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................           2.28%(2)(3)             2.12%                2.38%(2)

Net investment loss...............................          (1.76)%(2)(3)           (1.30)%              (1.27)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........       $154,693                $165,284             $122,240

Portfolio turnover rate...........................             87%(1)                 116%                  80%(1)

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                           FOR THE SIX         FOR THE PERIOD
                                                                          MONTHS ENDED         JULY 28, 1997*
                                                                        NOVEMBER 30, 1998         THROUGH
                                                                           (UNAUDITED)          MAY 31, 1998
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................       $ 14.04              $ 12.99
                                                                              ------               ------
Income (loss) from investment operations:
   Net investment loss................................................         (0.13)               (0.09)
   Net realized and unrealized gain (loss)............................         (0.51)                1.63
                                                                              ------               ------
Total income (loss) from investment operations........................         (0.64)                1.54
                                                                              ------               ------
Less distributions from net realized gain.............................       --                     (0.49)
                                                                              ------               ------
Net asset value, end of period........................................       $ 13.40              $ 14.04
                                                                              ------               ------
                                                                              ------               ------
TOTAL RETURN+.........................................................         (4.63)%(1)           12.64%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          1.64%(2)(3)          1.52%(2)
Net investment loss...................................................         (1.12)%(2)(3)        (0.76)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $ 1,153              $   966
Portfolio turnover rate...............................................            87%(1)              116%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................       $ 13.95              $ 12.99
                                                                              ------               ------
Income (loss) from investment operations:
   Net investment loss................................................         (0.17)               (0.17)
   Net realized and unrealized gain (loss)............................         (0.51)                1.62
                                                                              ------               ------
Total income (loss) from investment operations........................         (0.68)                1.45
                                                                              ------               ------
Less distributions from net realized gain.............................       --                     (0.49)
                                                                              ------               ------
Net asset value, end of period........................................       $ 13.27              $ 13.95
                                                                              ------               ------
                                                                              ------               ------
TOTAL RETURN+.........................................................         (4.87)%(1)           11.86%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          2.39%(2)(3)          2.30%(2)
Net investment loss...................................................         (1.87)%(2)(3)        (1.52)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $654                 $559
Portfolio turnover rate...............................................            87%(1)              116%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                           FOR THE SIX       FOR THE PERIOD
                                                                          MONTHS ENDED       JULY 28, 1997*
                                                                        NOVEMBER 30, 1998       THROUGH
                                                                           (UNAUDITED)        MAY 31, 1998
------------------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................       $ 14.07            $ 12.99
                                                                              ------             ------

Income (loss) from investment operations:
   Net investment loss................................................         (0.06)             (0.05)
   Net realized and unrealized gain (loss)............................         (0.57)              1.62
                                                                              ------             ------

Total income (loss) from investment operations........................         (0.63)              1.57
                                                                              ------             ------

Less distributions from net realized gain.............................       --                   (0.49)
                                                                              ------             ------

Net asset value, end of period........................................       $ 13.44            $ 14.07
                                                                              ------             ------
                                                                              ------             ------

TOTAL RETURN+.........................................................         (4.48)%(1)         12.80%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          1.39%(2)(3)        1.33%(2)

Net investment loss...................................................         (0.87)%(2)(3)       (0.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................           $11                $11

Portfolio turnover rate...............................................            87%(1)            116%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
John C. Argue
Richard M. DeMartini                                          [GRAPHIC]
Charles A. Fiumefreddo                                         GLOBAL
John R. Haire                                                  TELECOM TRUST
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer                          [GRAPHIC]
Thomas E. Larkin, Jr.
President
Barry Fink
Vice President, Secretary and
General Counsel
Robert M. Hanisee                                              SEMIANNUAL REPORT
Vice President                                                 NOVEMBER 30, 1998
John A. Healey
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center-Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Morgan Stanley Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.